Income tax	9 Months Ended
Sep. 30, 2018
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Income tax

4. Income tax

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017
	(in thousands)		(in thousands)
	£	£	£	£
Current tax	778	532	3,119	1,609
Deferred tax	(7)	46	(56)	46

Income tax credit	771	578	3,063	1,655

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the U.K. the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	September 30, 2018	December 31, 2017
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	5,421	4,207
U.S. tax	17	18

	5,438	4,225

Deferred tax asset
U.S. deferred tax asset	26	81